Other Post-Retirement Employee Benefit Plans (Benefit Payments That Reflect Expected Future Service) (Details) - Other Post-Retirement Benefits $ in Millions	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2015	$ 20.1
2016	19.9
2017	19.5
2018	19.2
2019	18.8
2020 - 2024	$ 81.2